BORROWINGS	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
BORROWINGS
NOTE 20 - BORROWINGS
20.1 Analysis by nature

		At December 31,
		2023						2022
(in millions of Euros)		Nominal Value in Currency	Nominal rate	Nominal Value in Euros	(Arrange-ment fees)	Accrued interests	Carrying value	Carrying value
Secured Pan-U.S. ABL (due 2026) (A)		$—	Floating	—	—	—	—	81
Senior Unsecured Notes (B)
Issued November 2017 and	due 2026 (C)	$250	5.875%	226	(1)	5	230	285
Issued November 2017 and	due 2026	€400	4.250%	400	(2)	6	404	403
Issued June 2020 and	due 2028	$325	5.625%	294	(4)	1	291	301
Issued February 2021 and	due 2029 (D)	$500	3.750%	453	(5)	4	452	467
Issued June 2021 and	due 2029 (D)	€300	3.125%	300	(4)	4	300	300
Lease liabilities				153	—	1	154	168
Other loans (E)				37	—	—	37	51
Total Borrowings				1,863	(16)	21	1,868	2,056
Of which non-current							1,814	1,908
Of which current							54	148
(A)In June 2022, the Pan-U.S. ABL was amended to, among other things, increase the commitment to $500 million, provide an incremental revolving credit facility accordion of up to $100 million, and replace the LIBOR reference rate by the SOFR reference rate.
(B)The Senior Unsecured Notes were issued by Constellium SE and are guaranteed by certain subsidiaries.
(C)On July 20, 2023, $50 million out of the $300 million outstanding aggregate principal of the Senior Notes issued in November 2017 was redeemed.
(D)For the $500 million Sustainability-Linked Senior Notes issued in February 2021 and the €300 million Sustainability-Linked Senior Notes issued in June 2021, Constellium has established two sustainability performance targets (greenhouse gas emissions intensity and recycled metal input). If Constellium does not satisfy the first target for the year ended December 31, 2025, the interest rates for both Notes will be increased by 0.125% starting April 15, 2026 and July 15, 2026 respectively. If Constellium does not satisfy the second target for the year ended December 31, 2026, the interest rates will be increased by 0.125% starting April 15, 2027 and July 15, 2027, respectively (in addition to any increase arising from failure to meet the first target). At December 31, 2023, the Group expects to satisfy these targets.
(E)At December 31, 2023 Other loans included €30 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.
20.2 Undrawn credit facilities and overdraft arrangements
At December 31, 2023, the Group had a €100 million Secured French Inventory facility in place. This committed asset-based credit facility matures in April 2025 and was undrawn at December 31, 2023. The Group also uses a €75 million Money Market facility, as well as overdraft agreements with its commercial banks for cash management purposes. These arrangements are uncommitted and were undrawn at December 31, 2023.
20.3 Securities against borrowings and covenants
Assets pledged as security
Constellium has pledged assets and financial instruments as collateral against certain of its borrowings.
Pan-U.S. ABL
Obligations under this facility are, subject to certain permitted liens, secured by substantially all of the assets of Ravenswood, Muscle Shoals, and Bowling Green.
French Inventory Facility
Obligations under the Secured Inventory Facility of Constellium Issoire S.A.S. and Constellium Neuf-Brisach S.A.S. (the “French Inventory Facility”) are secured by possessory and non-possessory pledges of the eligible inventory of Constellium Issoire S.A.S. and Constellium Neuf-Brisach S.A.S.
Lease liabilities
Lease liabilities are generally secured as the rights to the leased assets recognized in the financial statements revert to the lessor in the event of default.
Covenants
The Group was in compliance with all applicable debt covenants at and for the years ended December 31, 2023 and 2022.
Constellium SE Senior Notes
The indentures for our outstanding Senior Notes contain customary terms and conditions, including amongst other things, limitations for certain of the Group subsidiaries and/or Constellium SE on incurring or guaranteeing additional indebtedness, on paying dividends, on making other restricted payments, on incurring certain liens, on selling assets and subsidiary stock, and on merging.
Pan-U.S. ABL
This facility contains a fixed charge coverage ratio covenant along with customary affirmative and negative covenants. Evaluation of compliance with the maintenance covenants is only required if the excess availability falls below 10% of the aggregate revolving loan commitment.
20.4 Movements in borrowings

(in millions of Euros)	2023	2022
At January 1,	2,056	2,129
Cash flows
Repayments of long-term borrowings (A)	(53)	(192)
Net change in revolving credit facilities and short-term borrowings (B)	(83)	72
Lease repayments	(37)	(37)
Non-cash changes
Movement in accrued interest	(1)	(1)
Changes in leases and other loans	24	18
Deferred arrangement fees	4	3
Effects of changes in foreign exchange rates	(42)	64
At December 31,	1,868	2,056
(A)For the twelve months ended December 31, 2023, repayments of long-term borrowings included the redemption of $50 million out of the $300 million outstanding aggregate principal amount of the 5.875% Senior Notes due 2026 on July 20, 2023. For the twelve months ended December 31, 2022, repayments of long-term borrowings included the repayment of the Secured PGE French Facility.
(B)For the twelve months ended December 31, 2023, the net change in revolving credit facilities and short-term borrowings included mainly the repayment under the Pan-U.S. ABL. For the twelve months ended December 31, 2022, the net change in revolving credit facilities and short-term borrowings included mainly the net proceeds from the Pan-U.S. ABL and the repayment of the Swiss facility.
20.5 Currency concentration

	At December 31,
(in millions of Euros)	2023	2022
U.S. Dollar	1,012	1,188
Euro	849	861
Other currencies	7	7
Total borrowings	1,868	2,056